United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 9/30/18

Date of Reporting Period: Quarter ended 12/31/17

Item 1.	Schedule of Investments

Federated Real Return Bond Fund
Portfolio of Investments
December 31, 2017 (unaudited)
Principal Amount, Shares or Contracts			Value
		U.S. TREASURIES—96.4%
		U.S. Treasury Bonds—31.6%
$2,145,760		U.S. Treasury Inflation-Protected Bond, 0.625%, 2/15/2043	$2,098,196
764,148		U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2042	770,425
510,925		U.S. Treasury Inflation-Protected Bond, 0.875%, 2/15/2047	530,451
520,520		U.S. Treasury Inflation-Protected Bond, 1.000%, 2/15/2046	555,340
2,381,378		U.S. Treasury Inflation-Protected Bond, 1.375%, 2/15/2044	2,747,319
1,766,145		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	1,982,845
861,675		U.S. Treasury Inflation-Protected Bond, 2.500%, 1/15/2029	1,044,000
		TOTAL	9,728,576
		U.S. Treasury Notes—64.8%
1,579,050		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2019	1,575,222
2,106,640		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	2,102,086
1,561,140		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2021	1,554,266
1,089,840		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2022	1,085,072
709,984		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2022	704,845
2,137,300		U.S. Treasury Inflation-Protected Note, 0.125%, 1/15/2023	2,120,390
514,530		U.S. Treasury Inflation-Protected Note, 0.125%, 7/15/2026	502,569
1,041,430		U.S. Treasury Inflation-Protected Note, 0.250%, 1/15/2025	1,031,558
1,589,910		U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2023	1,601,457
2,808,162		U.S. Treasury Inflation-Protected Note, 0.375%, 1/15/2027	2,786,930
2,642,900		U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2024	2,687,129
1,038,120		U.S. Treasury Inflation-Protected Note, 0.625%, 1/15/2026	1,054,084
1,127,610		U.S. Treasury Inflation-Protected Note, 1.125%, 1/15/2021	1,160,855
		TOTAL	19,966,463
		TOTAL U.S. TREASURIES (IDENTIFIED COST $29,091,995)	29,695,039
		PURCHASED PUT OPTION—0.0%
15		United States Treasury Bond Futures, Notional Amount $2,287,950, Exercise Price $151.00, Expiration Date 1/26/2018 (IDENTIFIED COST $17,534)	7,734
	[1]	INVESTMENT COMPANIES—3.7%
191,860		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.44%[2]	191,841
145,455		High Yield Bond Portfolio	930,911
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,111,753)	1,122,752
		TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $30,221,282)	30,825,525
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[3]	(23,164)
		TOTAL NET ASSETS—100%	$30,802,361
At December 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
[4]United States Treasury Note 10-Year Short Futures	60	$7,442,813	March 2018	$(9,894)
[4]United States Treasury Ultra Bond Short Futures	20	$3,353,125	March 2018	$(14,987)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(24,881)

The average notional value short futures contracts held by the Fund throughout the period was $10,782,637. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
At December 31, 2017, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 12/31/2017[5]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
Barclays Capital, Inc.	Series 27 Investment Grade CDX Index	Buy	1.00%	12/20/2021	0.40%	$2,000,000	$45,656	$26,756	$18,901
The average notional amount of credit default swap contracts held by the Fund throughout the period was $2,000,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put options held by the Fund throughout the period was $1,931. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation/Depreciation on Futures Contracts and Swap Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holdings.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended December 31, 2017, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 9/30/2017	333,102	143,292	476,394
Purchases/Additions	1,652,195	2,163	1,654,358
Sales/Reductions	(1,793,437)	—	(1,793,437)
Balance of Shares Held 12/31/2017	191,860	145,455	337,315
Value	$191,841	$930,911	$1,122,752
Change in Unrealized Appreciation/Depreciation	$(22)	$(11,514)	$(11,536)
Net Realized Gain/(Loss)	$(60)	$—	$(60)
Dividend Income	$721	$13,889	$14,610
2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
4	Non-income-producing security.
5	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2017.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$29,695,039	—	$29,695,039
Purchased Put Options	7,734	—	—	7,734
Investment Companies[1]	191,841	—	—	1,122,752
TOTAL SECURITIES	$199,575	$29,695,039	$—	$30,8825,525
Other Financial Instruments[2]
Assets
Swap Contracts	$—	$45,656	$—	$45,656
Liabilities
Futures Contracts	(24,881)	—	—	(24,881)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(24,881)	$45,656	$—	$20,775
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $930,911 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
2	Other financial instruments include swap contracts and futures contracts.
4

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date February 22, 2018